INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 287,017
Opening Balance - Liabilities	2,027,185
Closing balance - Assets	327,707	$ 287,017
Closing balance - Liabilities	2,104,611	2,027,185
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	2,027,185	1,800,705	$ 1,690,923
Deferred tax Income (Expenses)	66,979	238,484	141,472
Deferred tax of items charged to equity	2,704
Deferred tax of items charged to other comprehensive income		609	139
Decrease through loss of control in subsidiary		(4,641)
Increase (decrease) Net exchange differences	7,743	(7,972)	(31,829)
Closing balance - Liabilities	2,104,611	2,027,185	1,800,705
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,730
Closing balance - Assets	8,910	5,730
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,738
Closing balance - Assets	25,904	19,738
Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,257
Closing balance - Assets	8,986	8,257
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	32,480
Opening Balance - Liabilities	1,281,546
Closing balance - Assets	45,919	32,480
Closing balance - Liabilities	1,415,173	1,281,546
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,281,546	1,020,282	900,415
Deferred tax Income (Expenses)	130,377	264,397	128,933
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		(121)
Increase (decrease) Net exchange differences	3,250	(3,012)	(9,066)
Closing balance - Liabilities	1,415,173	1,281,546	1,020,282
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,564
Closing balance - Assets	13,517	8,564
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	108,910
Opening Balance - Liabilities	25,334
Closing balance - Assets	53,347	108,910
Closing balance - Liabilities	33,749	25,334
Financial Instruments [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	25,334	26,755	25,630
Deferred tax Income (Expenses)	5,712	(2,030)	986
Deferred tax of items charged to equity	2,704
Deferred tax of items charged to other comprehensive income		609	139
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	(1)	0	0
Closing balance - Liabilities	33,749	25,334	26,755
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	24,972
Closing balance - Assets	110,526	24,972
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	18,793
Opening Balance - Liabilities	46,336
Closing balance - Assets	20,942	18,793
Closing balance - Liabilities	56,531	46,336
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	46,336	32,567	38,251
Deferred tax Income (Expenses)	10,272	15,131	(5,711)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		(1,395)
Increase (decrease) Net exchange differences	(77)	33	27
Closing balance - Liabilities	56,531	46,336	32,567
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,323
Closing balance - Assets	9,941	19,323
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,625
Closing balance - Assets	2,472	4,625
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,301
Opening Balance - Liabilities	12,511
Closing balance - Assets	1,466	2,301
Closing balance - Liabilities	10,173	12,511
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	12,511	14,826	17,942
Deferred tax Income (Expenses)	(2,648)	(1,908)	(1,118)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	310	(407)	(1,998)
Closing balance - Liabilities	10,173	12,511	14,826
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,996
Closing balance - Assets	0	8,996
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	24,328
Opening Balance - Liabilities	18,204
Closing balance - Assets	25,777	24,328
Closing balance - Liabilities	23,237	18,204
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	18,204	19,608	25,126
Deferred tax Income (Expenses)	4,520	(1,173)	(2,846)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		(179)
Increase (decrease) Net exchange differences	513	(52)	(2,672)
Closing balance - Liabilities	23,237	18,204	19,608
Biological Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	605,166
Closing balance - Liabilities	527,988	605,166
Biological Assets [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	605,166	644,348	642,221
Deferred tax Income (Expenses)	(80,917)	(31,706)	20,239
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		(2,946)
Increase (decrease) Net exchange differences	3,739	(4,530)	(18,112)
Closing balance - Liabilities	527,988	605,166	644,348
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	38,088
Closing balance - Liabilities	37,760	38,088
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	38,088	42,319	41,338
Deferred tax Income (Expenses)	(337)	(4,227)	989
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	9	(4)	(8)
Closing balance - Liabilities	37,760	38,088	42,319
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	287,017	342,860	336,803
Deferred tax Income (Expenses)	79,716	(84,132)	7,301
Deferred tax of items charged to equity	(42,480)
Deferred tax of items charged to other comprehensive income		31,500	13,753
Decrease through loss of control in subsidiary		(283)
Increase (decrease) Net exchange differences	3,454	(2,928)	(14,997)
Closing balance - Assets	327,707	287,017	342,860
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,730	5,042	5,749
Deferred tax Income (Expenses)	3,051	745	(267)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	129	(57)	(440)
Closing balance - Assets	8,910	5,730	5,042
Deferred Tax Assets [Member] | Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,738	22,026	20,378
Deferred tax Income (Expenses)	745	(2,667)	1,598
Deferred tax of items charged to equity	5,403
Deferred tax of items charged to other comprehensive income		438	68
Decrease through loss of control in subsidiary		(56)
Increase (decrease) Net exchange differences	18	(3)	(18)
Closing balance - Assets	25,904	19,738	22,026
Deferred Tax Assets [Member] | Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,257	8,107	7,182
Deferred tax Income (Expenses)	716	179	937
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		(24)
Increase (decrease) Net exchange differences	13	(5)	(12)
Closing balance - Assets	8,986	8,257	8,107
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	32,480	24,397	16,609
Deferred tax Income (Expenses)	13,439	8,083	7,788
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	0	0	0
Closing balance - Assets	45,919	32,480	24,397
Deferred Tax Assets [Member] | Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,564	14,193	20,169
Deferred tax Income (Expenses)	4,664	(5,193)	(4,598)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	289	(436)	(1,378)
Closing balance - Assets	13,517	8,564	14,193
Deferred Tax Assets [Member] | Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	108,910	79,765	68,390
Deferred tax Income (Expenses)	(8,024)	(1,572)	(1,641)
Deferred tax of items charged to equity	(47,883)
Deferred tax of items charged to other comprehensive income		31,062	13,685
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	344	(345)	(669)
Closing balance - Assets	53,347	108,910	79,765
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	24,972	126,405	133,221
Deferred tax Income (Expenses)	84,068	(99,915)	2,605
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		(207)
Increase (decrease) Net exchange differences	1,624	(1,311)	(9,421)
Closing balance - Assets	110,664	24,972	126,405
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	18,793	7,964	12,460
Deferred tax Income (Expenses)	2,120	10,854	(4,363)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	29	(25)	(133)
Closing balance - Assets	20,942	18,793	7,964
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,323	7,905	6,631
Deferred tax Income (Expenses)	(9,408)	11,427	1,295
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	26	(9)	(21)
Closing balance - Assets	9,941	19,323	7,905
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,625	2,427	4,349
Deferred tax Income (Expenses)	(2,155)	2,213	(1,545)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	2	(15)	(377)
Closing balance - Assets	2,472	4,625	2,427
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,301	3,713	6,044
Deferred tax Income (Expenses)	(1,013)	(1,207)	(1,042)
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	178	(205)	(1,289)
Closing balance - Assets	1,466	2,301	3,713
Deferred Tax Assets [Member] | Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	8,996	20,898	19,460
Deferred tax Income (Expenses)	(8,996)	(11,902)	1,438
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		0
Increase (decrease) Net exchange differences	0	0	0
Closing balance - Assets	0	8,996	20,898
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	24,328	20,018	16,161
Deferred tax Income (Expenses)	509	4,823	5,096
Deferred tax of items charged to equity	0
Deferred tax of items charged to other comprehensive income		0	0
Decrease through loss of control in subsidiary		4
Increase (decrease) Net exchange differences	802	(517)	(1,239)
Closing balance - Assets	$ 25,639	$ 24,328	$ 20,018